Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014

Actuarial loss relating to pension	(23.7)	(58.6)
Total accumulated other comprehensive loss	(23.7)	(58.6)